Share Capital and Reserves (Tables)	9 Months Ended
Dec. 31, 2023
Share Capital and Reserves
Schedule of purchase options
	December 31, 2023		March 31, 2023
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.10	6,480,000	0.09	5,480,000
Granted	0.125	520,000	0.11	1,000,000
Ending balance	0.11	7,000,000	0.10	6,480,000

Schedule of options outstanding and exercisable
		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.05	4-Oct-24	0.76	2,000,000	2,000,000
$0.12	9-Mar-25	1.19	2,580,000	1,720,000
$0.12	9-Mar-27	3.19	900,000	500,000
$0.11	8-Jul-27	3.52	1,000,000	1,000,000
$0.125	11-Apr-26	2.28	520,000	156,000
		1.74	7,000,000	5,376,000

Schedule of share purchase warrants
	December 31, 2023		March 31, 2023
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	6,176,470	0.05	5,000,000
Granted pursuant to the Loan (Note 9)		–	0.085	1,176,470
Granted pursuant to a private placement	0.08	4,807,693		–
Ending balance	0.07	10,984,163	0.06	6,176,470